Intangible Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible Assets
19	Intangible assets

	Goodwill (Note (a))	Others	Total
	RMB million	RMB million	RMB million
Cost at January 1, 2021, net of accumulated amortization	11,270	448	11,718
Additions	—	191	191
Transfer from construction in process	—	14	14
Amortization provided during the year	—	(210)	(210)

At December 31, 2021	11,270	443	11,713

At December 31, 2021:
Cost	11,270	1,765	12,937
Accumulated amortisation	—	(1,322)	(1,224)
Net carrying amount	11,270	443	11,713

	Goodwill	Others	Total
	RMB million	RMB million	RMB million
Cost at January 1, 2020, net of accumulated amortization	11,270	428	11,698
Additions	—	263	263
Transfer from construction in process	—	1	1
Disposal	—	(5)	(5)
Amortization provided during the year	—	(239)	(239)

At December 31, 2020	11,270	448	11,718

At December 31, 2020:
Cost	11,270	1,462	12,732
Accumulated amortisation	—	(1,014)	(1,014)

Net carrying amount	11,270	448	11,718

Note:

(a)
The balance represents goodwill arising from the acquisition of Shanghai Airlines. The value of the goodwill is attributable to strengthening the competitiveness of the Group’s airline transportation operations, attaining synergy through integration of the resources and accelerating the development of international air transportation in Shanghai. For the purpose of impairment assessment, goodwill was allocated to the cash-generating unit (“CGU”) of airline transportation operations that the Group operates and benefits from the acquisition.

The recoverable amount of the CGU has been determined based on a value-in-use
calculation using cash flow projections based on a financial budget approved by senior management covering a five-year period. The revenue growth rates of the five-year period are ranging from 10%~47%. The long-term growth rate used to extrapolate the cash flows of the above cash-generating unit beyond the five-year period is 2.5%, which does not exceed the long-term average growth rate for the business in which the CGU operates. The gross margin rates are ranging from 3%~16%. The pre-tax
discount rate applied to the
pre-tax
cash flow projections is 10.6%. No impairment for the goodwill was required based on the value-in-use
calculation as at the reporting date.
In 2020, the discount rate after tax applied to the post-tax cash flow projections is 9.5%. The growth rate used to extrapolate the cash flows of the above cash-generating unit beyond the fiveyear period is 2.60%, which does not exceed the long-term average growth rate for the business in which the CGU operates. No impairment for the goodwill was required based on the value-in-use calculation as at the reporting date in 2020.